DEFERRED TAX - Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Movements in deferred tax assets:
As at January 1,		¥ 1,522,729
As at December 31,	$ 227,009	1,481,235	¥ 1,522,729
Temporary difference
Movements in deferred tax assets:
As at January 1,		1,579,689	1,597,042
Business combination under common control				¥ 346
Acquisition of subsidiaries		36	166
Credit/(charged) to profit or loss		(32,578)	(17,519)
As at December 31,		1,547,147	1,579,689	1,597,042
Temporary difference | Previously Stated
Movements in deferred tax assets:
As at January 1,			1,596,696
As at December 31,				1,596,696
Provision for impairment
Movements in deferred tax assets:
As at January 1,		445,322	385,914
Business combination under common control				71
Acquisition of subsidiaries			190
Credit/(charged) to profit or loss		65,196	59,218
As at December 31,		510,518	445,322	385,914
Provision for impairment | Previously Stated
Movements in deferred tax assets:
As at January 1,			385,843
As at December 31,				385,843
Accrued expenses
Movements in deferred tax assets:
As at January 1,		209,395	242,640
Business combination under common control				270
Acquisition of subsidiaries			(31)
Credit/(charged) to profit or loss		(99,810)	(33,214)
As at December 31,		109,585	209,395	242,640
Accrued expenses | Previously Stated
Movements in deferred tax assets:
As at January 1,			242,370
As at December 31,				242,370
Tax losses
Movements in deferred tax assets:
As at January 1,		576,190	616,237
Credit/(charged) to profit or loss		(105,811)	(40,047)
As at December 31,		470,379	576,190	616,237
Tax losses | Previously Stated
Movements in deferred tax assets:
As at January 1,			616,237
As at December 31,				616,237
Unrealized profit at consolidation
Movements in deferred tax assets:
As at January 1,		169,355	169,876
Credit/(charged) to profit or loss		56,731	(521)
As at December 31,		226,086	169,355	169,876
Unrealized profit at consolidation | Previously Stated
Movements in deferred tax assets:
As at January 1,			169,876
As at December 31,				169,876
Others
Movements in deferred tax assets:
As at January 1,		179,427	182,375
Business combination under common control				5
Acquisition of subsidiaries		36	7
Credit/(charged) to profit or loss		51,116	(2,955)
As at December 31,		¥ 230,579	179,427	182,375
Others | Previously Stated
Movements in deferred tax assets:
As at January 1,			¥ 182,370
As at December 31,				¥ 182,370